Lease Agreements - Future minimum rental payments under operating and capital leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Capital leases minimum payments for 2016	$ 330
Capital leases minimum payments for 2017	95
Capital leases minimum payments for 2018	1
Capital leases minimum payments for 2019	0
Capital leases minimum payments for 2020	0
Capital leases minimum payments for later years	0
Capital leases minimum payments total	426
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating leases minimum payments for 2016	11,026
Operating leases minimum payments for 2017	9,887
Operating leases minimum payments for 2018	8,950
Operating leases minimum payments for 2019	7,501
Operating leases minimum payments for 2020	7,128
Operating leases minimum payments for later years	15,502
Operating leases minimum payments total	59,994
Built-to-suit Lease, Future Minimum Payments Due	19,097
Built-to-suit Lease, Future Minimum Payments Due, Next Twelve Months	687
Built-to-suit Lease, Future Minimum Payments Due in Two Years	1,156
Built-to-suit Lease, Future Minimum Payments Due in Three Years	1,180
Built-to-suit Lease, Future Minimum Payments Due in Four Years	1,203
Built-to-suit Lease, Future Minimum Payments Due in Five Years	1,227
Built-to-suit Lease, Future Minimum Payments Due Thereafter	$ 13,644